The Company, basis of presentation and significant accounting policies - Capitalized interest (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capitalized Interest
Interest cost capitalized	€ 5,724,000	€ 4,759,000	€ 4,475,000
Average interest rate (as a percent)	1.21%	4.19%	4.64%